TIAA-CREF U.S. EQUITY FUNDS
TIAA-CREF Small-Cap Equity Fund
TIAA-CREF Small/Mid-Cap Equity Fund

TIAA-CREF INTERNATIONAL & GLOBAL FUNDS
TIAA-CREF International Small-Cap Equity Fund

SUPPLEMENT NO. 1
dated May 10, 2018, to the Summary Prospectuses for all Funds and the Statutory Prospectus for the TIAA-CREF U.S. Equity Funds, each dated March 1, 2018

SUPPLEMENT NO. 2
dated May 10, 2018, to the Statutory Prospectus for the TIAA-CREF International & Global Funds dated March 1, 2018

The Board of Trustees of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective August 1, 2018 (the “Effective Date”). Therefore, as of the Effective Date, all references to the Funds in the Summary Prospectuses and Statutory Prospectuses are hereby changed as follows:

Existing name	New name
TIAA-CREF International Small-Cap Equity Fund	TIAA-CREF Quant International Small-Cap Equity Fund
TIAA-CREF Small-Cap Equity Fund	TIAA-CREF Quant Small-Cap Equity Fund
TIAA-CREF Small/Mid-Cap Equity Fund	TIAA-CREF Quant Small/Mid-Cap Equity Fund

A40274 (5/18)

TIAA-CREF U.S. EQUITY FUNDS

TIAA-CREF Enhanced Large-Cap Growth Index Fund (the “Fund”)

SUPPLEMENT NO. 1

dated May 10, 2018, to the Summary Prospectus dated March 1, 2018

SUPPLEMENT NO. 2

dated May 10, 2018, to the Statutory Prospectus dated March 1, 2018

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the TIAA-CREF Funds has approved a change in the Fund’s name and the Fund’s non-fundamental policy to invest at least 80% of its assets in particular investments (“80% Policy”), effective August 1, 2018 (the “Effective Date”). Therefore, as of the Effective Date, all references to the Fund in the Summary Prospectus and Statutory Prospectus are hereby changed to the TIAA-CREF Quant Large-Cap Growth Fund.

Additionally, as of the Effective Date, the following language hereby replaces in its entirety the Fund’s “Principal investment strategies” section, including the Fund’s 80% Policy, found on page 3 of the Summary Prospectus and page 8 of the Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for long-term capital appreciation. For purposes of the 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Fund may invest in equity securities of large companies across a wide range of sectors, growth rates and valuations. From time to time, Advisors reviews the Fund’s sector exposure against the Fund’s benchmark index, the Russell 1000® Growth Index (the “Index”), to seek to control risk in relation to the Index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques based on financial and investment theories, to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus the Index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

These changes are not expected to materially affect the quantitative investment process that Teachers Advisors, LLC, the Fund’s investment adviser, uses to select Fund investments. As of the Effective Date, all instances of “Enhanced Index Risk” in the Summary Prospectus and Statutory Prospectus are hereby deleted. Additionally, as of the Effective Date, the following risk is hereby added immediately following “Foreign Investment Risk” in the “Principal investment risks” section on page 4 of the Summary Prospectus and page 9 of the Statutory Prospectus:

Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

A40271 (5/18)

TIAA-CREF U.S. EQUITY FUNDS

TIAA-CREF Enhanced Large-Cap Value Index Fund (the “Fund”)

SUPPLEMENT NO. 1

dated May 10, 2018, to the Summary Prospectus dated March 1, 2018

SUPPLEMENT NO. 3

dated May 10, 2018, to the Statutory Prospectus dated March 1, 2018

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the TIAA-CREF Funds has approved a change in the Fund’s name and the Fund’s non-fundamental policy to invest at least 80% of its assets in particular investments (“80% Policy”), effective August 1, 2018 (the “Effective Date”). Therefore, as of the Effective Date, all references to the Fund in the Summary Prospectus and Statutory Prospectus are hereby changed to the TIAA-CREF Quant Large-Cap Value Fund.

Additionally, as of the Effective Date, the following language hereby replaces in its entirety the Fund’s “Principal investment strategies” section, including the Fund’s 80% Policy, found on page 3 of the Summary Prospectus and page 16 of the Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for long-term capital appreciation. For purposes of the 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Fund may invest in equity securities of large companies across a wide range of sectors, growth rates and valuations. From time to time, Advisors reviews the Fund’s sector exposure against the Fund’s benchmark index, the Russell 1000® Value Index (the “Index”), to seek to control risk in relation to the Index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques based on financial and investment theories, to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus the Index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

These changes are not expected to materially affect the quantitative investment process that Teachers Advisors, LLC, the Fund’s investment adviser, uses to select Fund investments. As of the Effective Date, all instances of “Enhanced Index Risk” in the Summary Prospectus and Statutory Prospectus are hereby deleted. Additionally, as of the Effective Date, the following risk is hereby added immediately following “Foreign Investment Risk” in the “Principal investment risks” section on page 4 of the Summary Prospectus and page 17 of the Statutory Prospectus:

Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

A40272 (5/18)

TIAA-CREF INTERNATIONAL & GLOBAL FUNDS
TIAA-CREF Enhanced International Equity Index Fund (the “Fund”)

SUPPLEMENT NO. 1

dated May 10, 2018, to the Summary Prospectus dated March 1, 2018

SUPPLEMENT NO. 3

dated May 10, 2018, to the Statutory Prospectus dated March 1, 2018

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the TIAA-CREF Funds has approved a change in the Fund’s name and the Fund’s non-fundamental policy to invest at least 80% of its assets in particular investments (“80% Policy”), effective August 1, 2018 (the “Effective Date”). Therefore, as of the Effective Date, all references to the Fund in the Summary Prospectus and Statutory Prospectus are hereby changed to the TIAA-CREF Quant International Equity Fund.

Additionally, as of the Effective Date, the following language hereby replaces in its entirety the Fund’s “Principal investment strategies” section, including the Fund’s 80% Policy, found on page 3 of the Summary Prospectus and page 15 of the Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for long-term capital appreciation. The Fund may invest in equity securities of large companies across a wide range of sectors, growth rates and valuations. From time to time, Advisors reviews the Fund’s sector and country exposure against the Fund’s benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the “Index”), to seek to control risk in relation to the Index. The Fund considers investments of foreign issuers to generally include any one or more of the following: (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,

(3) companies organized outside of the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques based on financial and investment theories, to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus the Index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

These changes are not expected to materially affect the quantitative investment process that Teachers Advisors, LLC, the Fund’s investment adviser, uses to select Fund investments. As of the Effective Date, all instances of “Enhanced Index Risk” in the Summary Prospectus and Statutory Prospectus are hereby deleted. Additionally, as of the Effective Date, the following risk is hereby added immediately following “Foreign Investment Risk” in the “Principal investment risks” section on page 4 of the Summary Prospectus and page 16 of the Statutory Prospectus:

Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

A40273 (5/18)

TIAA-CREF FUNDS

SUPPLEMENT NO. 2
dated May 10, 2018, to the Statement of Additional Information dated March 1, 2018

The Board of Trustees of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective August 1, 2018 (the “Effective Date”). Therefore, as of the Effective Date, all references to the Funds in the Statement of Additional Information are hereby changed as follows:

Existing name	New name
TIAA-CREF Enhanced International Equity Index Fund	TIAA-CREF Quant International Equity Fund
TIAA-CREF Enhanced Large-Cap Growth Index Fund	TIAA-CREF Quant Large-Cap Growth Fund
TIAA-CREF Enhanced Large-Cap Value Index Fund	TIAA-CREF Quant Large-Cap Value Fund
TIAA-CREF International Small-Cap Equity Fund	TIAA-CREF Quant International Small-Cap Equity Fund
TIAA-CREF Small-Cap Equity Fund	TIAA-CREF Quant Small-Cap Equity Fund
TIAA-CREF Small/Mid-Cap Equity Fund	TIAA-CREF Quant Small/Mid-Cap Equity Fund

A40275 (5/18)